Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 34,163	$ 28,117	$ (45,350)	$ (10,750)	$ (6,282)	$ (103,679)	$ (50,577)
Other comprehensive (loss) income:
Postretirement curtailment adjustment				(1,346)	(1,346)
Postretirement liability adjustment				2,164	(3,919)	4,407	(3,648)
Foreign currency translation adjustment	(6,296)	(1,764)	(11,531)	(1,764)	(5,816)
Loss on cash flow hedges	(1,010)		(1,010)
Other comprehensive (loss) income	(7,306)	(1,764)	(12,541)	(946)	(11,081)	4,407	(3,648)
Comprehensive income (loss)	26,857	26,353	(57,891)	(11,696)	(17,363)	(99,272)	(54,225)
Less comprehensive income (loss) attributable to the noncontrolling interest	52	1,243	(1,917)	919	915	4,434	824
Comprehensive income (loss) attributable to member of Summit Materials, LLC	$ 26,805	$ 25,110	$ (55,974)	$ (12,615)	$ (18,278)	$ (103,706)	$ (55,049)